Restricted Cash (Details Textual)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Restricted Cash (Textual)
Notes payable		$ 908,008		$ 2,462,044
Non-cancellable letters of credit		0		63,000
Non-interest bearing escrow account	[1]	500,000		500,000
Restricted cash - Current		43,000
Bank deposits used to pledge the bank acceptance notes	[2]	$ 695,548		$ 1,307,485
RMB [Member]
Restricted Cash (Textual)
Restricted cash - Current | ¥			¥ 300,000

[1]	In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligation for two years following September 25, 2017. Under the request of the Company, the deposit was remained in the escrow account as of December 31, 2019. The Company received the deposit in full during the subsequent period.
[2]	The cash is restricted for use over the terms of the bank acceptance notes and letters of credit and was used directly to settle the liabilities when the bank acceptance notes or letters of credit became due. As of December 31, 2019 and 2018, the Company had notes payable of $908,008 and $2,462,044, and non-cancellable letters of credit of $0 and $63,000, respectively.